Inventory	6 Months Ended	12 Months Ended
	Jan. 31, 2012	Jul. 31, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
5.	Inventory
Inventory consists of the following:
	January 31, 2012	July 31, 2011
Raw materials	$500,571	$502,195
Finished goods	—	215,247
Total	$500,571	$717,442

At January 31, 2012 and July 31, 2011, 100% and 70%, respectively, of the inventory related to the Company’s Oral-lyn™ product which is expected to be used primarily in future clinical trials, while the remainder at July 31, 2011 related to the Company’s over-the-counter confectionary products. As the Company is no longer focusing resources on the sale of the over-the counter confectionary products, the Company took a write-down of approximately $213,000 in the six months ended January 31, 2012 related to the remaining raw materials and finished goods pertaining to this product line which is included in research and development expenses.

Note 7 - Inventory:
Inventory consists of the following:
	July 31,
	2011	2010

Raw materials	$502,195	$962,035
Finished goods	215,247	949,848
Total	$717,442	$1,911,883

At July 31, 2011 and 2010, approximately 70% and 60%, respectively, of the inventory related to the Company’s Oral-lyn™ product, while the remainder in each year related to the Company’s over-the-counter confectionary products.